Annual Fund Operating Expenses - Insight Fund	Dec. 31, 2025
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%	[2]
Expenses (as a percentage of Assets)	1.16%
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.27%	[2]
Expenses (as a percentage of Assets)	1.67%
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[2]
Expenses (as a percentage of Assets)	0.89%
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%	[2]
Expenses (as a percentage of Assets)	1.90%
(Morgan Stanley Insight Fund - Classes A, L, I, C and R6) | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[2]
Expenses (as a percentage of Assets)	0.82%
(Morgan Stanley Insight Fund - Class IR) | Class IR
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	11.30%	[4]
Expenses (as a percentage of Assets)	11.95%	[5]
Fee Waiver or Reimbursement	11.10%	[5]
Net Expenses (as a percentage of Assets)	0.85%	[5]

[1]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[2]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[3]
1	“Advisory Fee” includes the management fee of a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive or credit a portion of the advisory fee in an amount equal to the management fee paid to the Adviser by the Subsidiary.

[4]
2	“Other Expenses” include expenses of the Fund’s and Subsidiary’s most recent fiscal year.

[5]
3	The Fund’s Adviser and Administrator has agreed to waive all or a portion of its advisory fee, its administration fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Fund’s Board of Trustees acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.